Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.2	₪ 0.2
Ordinary shares, shares authorized	20,000,000	20,000,000
Ordinary shares, shares issued	14,775,114	14,191,218
Ordinary shares, shares outstanding	14,739,082	14,155,186